Provisions, contingent assets and contingent liabilities (Details Narrative) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Receivables balance arising from reimbursements of contingencies	R$ 899	R$ 888
Civil lawsuits [Member]
IfrsStatementLineItems [Line Items]
Total estimated risk	5,087	4,903
Labor claims [Member]
IfrsStatementLineItems [Line Items]
Total estimated risk	637	448
Tax And Social Security Obligations [Member]
IfrsStatementLineItems [Line Items]
Non-compensatory amounts	R$ 40,958	R$ 35,855